REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS AND SUBPRIME MORTGAGE LOANS - Activity in Carrying Value (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Valuation (allowance) reversal on loans	$ 25,035		$ 24,587
Real Estate Related and Other Loans Held For Sale
Carrying Value	843,132		813,580		782,605
Purchases / additional fundings	315,296		109,491		384,850
Interest accrued to principal balance	26,588		22,835		19,507
Principal paydowns	(257,335)		(129,950)		(270,767)
Sales	(101,338)				(125,141)
Transfer to held for investment
Spin-off of New Residential
Conversion to equity-GateHouse	(393,531)
Elimination after restructure-Golf	(29,412)
Valuation (allowance) reversal on loans	19,479		28,213		21,629
Gain (Loss) on repayment of loans held-for-sale	7,216		(1,614)
Accretion of loan discount and other amortization	6,689				(7)
Other	746		577		904
Carrying Value	437,530		843,132		813,580
Residential Mortgage Loans Held For Sale
Carrying Value	2,471		2,687		253,213
Purchases / additional fundings
Interest accrued to principal balance
Principal paydowns	(373)		(686)		(8,818)
Sales
Transfer to held for investment					(238,721)
Spin-off of New Residential
Conversion to equity-GateHouse
Elimination after restructure-Golf
Valuation (allowance) reversal on loans	105		493		(2,864)
Gain (Loss) on repayment of loans held-for-sale
Accretion of loan discount and other amortization
Other	(18)		(23)		(123)
Carrying Value	2,185		2,471		2,687
Residential Mortgage Loans Held For Investment
Carrying Value	292,461		331,236		124,974
Purchases / additional fundings
Interest accrued to principal balance
Principal paydowns	(45,665)		(38,182)		(30,514)
Sales
Transfer to held for investment					238,721
Spin-off of New Residential
Conversion to equity-GateHouse
Elimination after restructure-Golf
Valuation (allowance) reversal on loans	5,451	[1]	(4,119)	[1]	3,602
Gain (Loss) on repayment of loans held-for-sale
Accretion of loan discount and other amortization	3,684		4,002		2,371
Other	(481)		(476)		(714)
Carrying Value	255,450		292,461		331,236
NPL Reverse Mortgage Loans
Carrying Value
Purchases / additional fundings	35,138
Interest accrued to principal balance
Principal paydowns
Sales
Transfer to held for investment
Spin-off of New Residential	(35,865)
Conversion to equity-GateHouse
Elimination after restructure-Golf
Valuation (allowance) reversal on loans
Gain (Loss) on repayment of loans held-for-sale
Accretion of loan discount and other amortization	727
Other
Carrying Value

[1]	The allowance for credit losses was determined based on the guidance for loans acquired with deteriorated credit quality.